Commitments and Contingencies (Details Textual)	6 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jan. 27, 2010 CNY	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Bio Pacific Ventures [Member] USD ($)	Jun. 30, 2012 Bio Pacific Ventures [Member] CNY	Jun. 30, 2012 Beijing Zhongnong Seed Industry Co [Member] CNY
Operating Leases, Rent Expense, Net	28,511,507	$ 25,019,151	158,946,663	3,794,407	15,350,133
Purchase Commitments Future Minimum Purchase Payments		6,132,000
Purchase Commitment, Remaining Minimum Amount Committed			10,000,000
Business Acquisition, Purchase Price Allocation, Property		1,400,000	9,000,000
Period For Property Purchased		November 2013	November 2013
Committed Amount For Investment		11,000,000	70,100,000
Anticipated Lifespan Of Investment		12 years	12 years
Investment under equity method	61,300,000	9,964,000	63,304,000	47,894,000					10,300,000	65,200,000	11,000,000
Equity Method Investment, Ownership Percentage											53.84%
Investments In Affiliates Subsidiaries Conditional Amount						35,000,000
Unrecognized Tax Benefits	3,759,000		3,759,000	3,759,000	12,492,000
Unrecognized tax benefit and related interest and penalties (Note 18)	7,519,000	805,000	5,115,000	6,725,000
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid		$ 3,750,000
Lease Period Term							45 years	3 years